UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2000


Check here if Amendment [_]; Amendment Number:__________
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Milton Arbitrage Partners, LLC
Address: 56 Mason Street
         Greenwich, Connecticut 06830


Form 13F File Number: 28-7416

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    James E. Buck, II
Title:   Managing Member
Phone:   (203)661-7022

Signature, Place, and Date of Signing:

/s/ James E. Buck               Greenwich, Connecticut        February 9, 2001
---------------------------     -----------------------     --------------------
      [Signature]                    [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:               0
                                             -----------
Form 13F Information Table Entry Total:          7
                                             -----------
Form 13F Information Table Value Total:      $ 100,723
                                             -----------
                                             (thousands)


INFORMATION HAS BEEN OMITTED FROM THIS PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION IN A REQUEST FOR CONFIDENTIAL TREATMENT.

List of Other Included Managers:

None

           Form 13F INFORMATION TABLE Milton (12/31/00) Public Filing

          COLUMN 1              COLUMN 2        COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6   COLUMN 7          COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                        SHRS
                                                             VALUE     OR PRN   SH/ PUT/  INVESTMENT  OTHER
NAME OF ISSUER                  TITLE OF CLASS  CUSIP       (X1000)    AMOUNT   PRN CALL  DISCRETION MANAGERS     SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Azurix Corp.                    Common Stock    05501M104    4,094      500,000 SH        SOLE                  500,000    0     0
------------------------------------------------------------------------------------------------------------------------------------
Morgan J P & Co. Inc.           Common Stock    616880100   44,200      266,700 SH        SOLE                  266,700    0     0
------------------------------------------------------------------------------------------------------------------------------------
Ocular Sciences Inc.            Common Stock    675744106      245       21,100 SH        SOLE                   21,100    0     0
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Investment Partners     Common Stock    719085102   15,360      979,100 SH        SOLE                  979,100    0     0
------------------------------------------------------------------------------------------------------------------------------------
Premier National Bancorp        Common Stock    74053F107    8,121      390,200 SH        SOLE                  390,200    0     0
------------------------------------------------------------------------------------------------------------------------------------
Shaw Industries                 Common Stock    820286102   27,889    1,472,700 SH        SOLE                1,472,700    0     0
------------------------------------------------------------------------------------------------------------------------------------
Teletech Hldgs Inc.             Common Stock    879939106      814       44,291 SH        SOLE                   44,291    0     0
------------------------------------------------------------------------------------------------------------------------------------